As filed with the Securities and Exchange Commission on August 26, 2014

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
                                        Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Elaine E. Richards
Professionally Managed Portfolios
2020 E. Financial Way, Suite 100
                                            Glendora, CA 91741
 (Name and address of agent for service)

Registrant's telephone number, including area code: (626) 914-7363

Date of fiscal year end: December 31

Date of reporting period: June 30, 2014

Muzinich Credit Opportunities Fund
The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich High Income Floating Rate Fund
The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

Muzinich U.S. High Yield Corporate Bond Fund
The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*   /s/ Elaine E. Richards
Elaine E. Richards
President

Date           8/25/14
* Print the name and title of each signing officer under his or her signature.